Subsequent Event (Details Narrative) - USD ($)			1 Months Ended
	Jan. 14, 2021	Jan. 08, 2021	Apr. 30, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible debt					$ 200,175	$ 123,750
YU CHAO [Member] | Subsequent Event [Member]
Maturity date		Sep. 24, 2021
Interest rate		12.00%
Debt instrument, Principal amount		$ 73,000
Repurchase Shares of common stock		18,056
Price per share		$ 4.50
MA WENKAI [Member] | Subsequent Event [Member]
Maturity date	Sep. 24, 2021
Interest rate	12.00%
Debt instrument, Principal amount	$ 1,000
Repurchase Shares of common stock	6,666
Price per share	$ 4.50
SHI BEI [Member] | Subsequent Event [Member]
Maturity date	Sep. 24, 2021
Interest rate	12.00%
Debt instrument, Principal amount	$ 101,000
Repurchase Shares of common stock	25,278
Price per share	$ 4.50
Convertible Promissory Note Two [Member] | Third Party [Member] | Subsequent Event [Member]
Maturity date			Jul. 18, 2021	Mar. 22, 2021
Convertible debt			$ 81,000	$ 30,000
Interest rate	12.00%		12.00%	12.00%
Convertible Promissory Note One [Member] | Third Party [Member] | Subsequent Event [Member]
Maturity date			May 28, 2021	Mar. 22, 2021
Convertible debt			$ 81,000	$ 30,000
Interest rate	12.00%		12.00%	12.00%